Share Capital (Details) - Schedule of Weighted Average Assumptions Used in the Black-Scholes Option Pricing Model - Black Scholes Option Pricing Model [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share Capital (Details) - Schedule of Weighted Average Assumptions Used in the Black-Scholes Option Pricing Model [Line Items]
Quantity (in Shares)	1,066,500	263,500
Exercise Price	$ 3.91	$ 3.25
Share price	$ 3.2	$ 3.2
Discount Rate	4.19%	4.19%
Expected life (years)	2 years 3 months	2 years 3 months
Volatility	81.81%	81.81%
Fair value of finders’ warrants (CAD per option):	$ 1.38	$ 1.54